Annual Fund Operating Expenses - AST Global Bond Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.62%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.03%
= Total Annual Portfolio Operating Expenses	0.90%
- Fee Waiver and/or Expense Reimbursement	(0.04%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[1],[2]

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recent fiscal year.
[2]	The Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.